Risk Management_Net Interest Income and Net Portfolio Value Analysis according to interest changing scenario for assets and liabilities held by the Bank (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Base case
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	₩ 4,916,138	₩ 4,367,411
NPV	23,472,792	21,556,632
Base case (Prepay)
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,916,015	4,384,783
NPV	23,163,942	20,666,425
IR 100bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	5,361,546	4,802,118
NPV	22,886,122	20,893,490
IR 100bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,386,437	3,903,129
NPV	24,127,559	22,279,204
IR 200bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	5,806,723	5,236,879
NPV	22,372,208	20,289,742
IR 200bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	3,452,590	2,975,351
NPV	24,830,482	23,052,848
IR 300bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	6,251,897	5,671,639
NPV	21,929,189	19,742,627
IR 300bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	2,254,609	1,968,273
NPV	₩ 26,633,807	₩ 25,096,193